Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 2)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	0
Unvested, ending balance	443,018
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	0
Granted	467,589
Vested	24,571
Forfeited	0
Unvested, ending balance	443,018
Weighted average grant date fair value, beginning balance | $ / shares	$ 0
Weighted average grant date fair value Granted | $ / shares	63.75
Weighted average grant date fair value, Vested | $ / shares	68.46
Weighted average grant date fair value, ending balance | $ / shares	$ 63.49